Acquisitions	3 Months Ended
Mar. 31, 2020
Business Combinations1 [Abstract]
Acquisitions	Acquisitions
Toppfrys AB
Effective March 30, 2020, the Company acquired the remaining 19% stake of the share capital of Toppfrys AB, increasing the Company's ownership to 100%. The Company paid €1.0 million for the equity share acquired and will no longer recognize any non-controlling interest from this date.
Indemnification assets

€m
Balance at January 1, 2020	35.4
Release of indemnification asset	(17.8)
Balance at March 31, 2020	17.6
As at March 31, 2020, €12.0 million (December 31, 2019: €29.8 million) of the indemnification assets relate to the acquisition of the Findus Group, which is backed primarily by 618,099 shares that are held in escrow and are valued at $18.56 (€16.79) (December 31, 2019: 1,583,627 shares valued at $22.37 (€19.96)) each. The shares placed in escrow are being released in stages over a four-year period which began in January 2019 and has continued on each anniversary thereafter. In January 2020, 965,528 shares were released from escrow. As a consequence, the indemnification asset was reduced by a value of €17.8 million in January 2020. The corresponding charge has been recognized within exceptional items in Note 6.
The indemnification asset of €5.6 million (December 31, 2019: €5.6 million) recognized in relation to the Goodfella’s Pizza acquisition relates to several contingent liabilities that arose prior to acquisition.